Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies
28.	Commitments and contingencies

Capital commitment
As of December 31, 2019, the Group has contracted for capital expenditures
o
f RMB1,981,152 (2018: RMB2,638,129).
Other commitments
Besides the commitment disclosed in Note 12(c) and Note 11(i
ii
), the Group has the following commitments:
The Group commits to purchase services from one of its related parties at the amounts of US$60.0 million (approximately
RMB390,378) from the year ended December

31, 2020 to 2022.
During the year ended December 31, 2017, the Group entered into a cooperative lending arrangement with a bank, whereby the Group and the bank will jointly fund financing to individuals. Under this arrangement, the Group is obligated to compensate the bank, if the bank’s lending portion becomes overdue by more than 80 days. The bank’s lending portion under the arrangement was approximately
RMB117.7
million
and

RMB
20.3
million
,
respectively as of December 31, 2018 and 2019.
Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.